CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Foreign Exchange Reserve [Member]	Retained earnings [member]	Total
At 1 January 2021 at Dec. 31, 2018	£ 1,003	£ 52,939	£ 53,003		£ (301)	£ (89,720)	£ 16,924
IfrsStatementLineItems [Line Items]
Loss for the year						(10,085)	(10,085)
Foreign exchange translation					(207)		(207)
Total comprehensive loss					(207)	(10,085)	(10,292)
Transactions with owners
Share-based payment credit						(34)	(34)
Total contribution by and distributions to owners	20	12,940				(34)	12,926
Shares issued on 26 February 2019 – note 16	17	13,388					13,405
Costs associated with share issue on 26 February 2019 – note 16		(1,120)					(1,120)
Shares issued on 29 October 2019 – note 16	3	1,211					1,214
Costs associated with share issue on 29 October 2019 – note 16		(539)					(539)
At 30 June 2021 at Dec. 31, 2019	1,023	65,879	53,003		(508)	(99,839)	19,558
IfrsStatementLineItems [Line Items]
Loss for the year						(22,189)	(22,189)
Foreign exchange translation					508		508
Total comprehensive loss					(508)	(22,189)	(21,681)
Transactions with owners
Costs associated with share issue on 27 July 2020 – notes 16, 23		(489)					(489)
Share-based payment credit						(404)	(404)
Total contribution by and distributions to owners	40	8,485		720		(404)	8,841
Shares issued on 26 February 2019 – note 16	16	2,527		720			3,263
Costs associated with share issue on 26 February 2019 – note 16		(544)					(544)
Shares issued on 27 July 2020 – notes 16, 23	21	5,729					5,750
Shares issued on 29 October 2019 – note 16	3	1,278					1,281
Costs associated with share issue on 29 October 2019 – note 16		(16)					(16)
At 30 June 2021 at Dec. 31, 2020	1,063	74,364	53,003	720		(122,432)	6,718
IfrsStatementLineItems [Line Items]
Loss for the year						(3,154)	(3,154)
Total comprehensive loss						(3,154)	(3,154)
Transactions with owners
Costs associated with share issue on 27 July 2020 – notes 16, 23		(10)					(10)
Share-based payment credit						37	37
Total contribution by and distributions to owners		151				37	188
At 30 June 2021 at Jun. 30, 2021	1,063	74,515	53,003	720		(125,549)	3,752
At 1 January 2021 at Dec. 31, 2020	1,063	74,364	53,003	720		(122,432)	6,718
IfrsStatementLineItems [Line Items]
Loss for the year						(5,460)	(5,460)
Foreign exchange translation
Total comprehensive loss						(5,460)	(5,460)
Transactions with owners
Shares issued on 19 February 2021 – notes 16, 23		161					161
Costs associated with share issue on 19 February 2021 – notes 16, 23		(10)					(10)
Shares issued on 6 July 2021 – notes 16,23	35	9,965					10,000
Costs associated with share issue on 27 July 2020 – notes 16, 23		(1,046)					(1,046)
Share-based payment credit						89	89
Total contribution by and distributions to owners	35	9,070				89	9,194
At 30 June 2021 at Dec. 31, 2021	1,098	83,434	53,003	720		(127,803)	10,452
IfrsStatementLineItems [Line Items]
Loss for the year						(3,061)	(3,061)
Total comprehensive loss						(3,061)	(3,061)
Transactions with owners
Shares issued on 6 July 2021 – notes 16,23
Share-based payment credit						100	100
Total contribution by and distributions to owners						100	100
At 30 June 2021 at Jun. 30, 2022	£ 1,098	£ 83,434	£ 53,003	£ 720		£ (130,764)	£ 7,491